Borrowings	12 Months Ended
Oct. 31, 2021
Borrowings [Abstract]
Borrowings
18 Borrowings

	October 31, 2021	October 31, 2020
	$m	$m
Bank loan secured	4,608.0	4,733.2
Unamortized prepaid facility arrangement fees and original issue discounts	(59.6)	(92.9)
Carrying value	4,548.4	4,640.3

	October 31, 2021			October 31, 2020
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	42.0	(17.7)	24.3	34.2	(12.8)	21.4
Non-current liabilities	4,566.0	(41.9)	4,524.1	4,699.0	(80.1)	4,618.9
	4,608.0	(59.6)	4,548.4	4,733.2	(92.9)	4,640.3

The carrying value for borrowings are stated after deducting unamortized prepaid facility fees and original issue discounts. Facility arrangement costs and original issue discounts are originally amortized between three and six years. The remaining unamortized fees of $59.6 million have a remaining period of amortization of up to two years. Long-term borrowings have a drawn value of $4,608.0 million before unamortized prepaid facility fees. The fair value of the Long-term borrowings before unamortized prepaid facility fees can be found in note 24, “Financial risk management and financial instruments”.

Short-term borrowing of $24.3 million represents capital repayments of $42.0 million falling due on the Group borrowings within one year less unamortized prepaid facility arrangement fees and original issue discounts of $17.7 million.

The Group’s earliest debt maturity is in June 2024, however as described below, annual instalment payments are required.

The following facilities were drawn as at October 31, 2021:

•
The €585.0 million (equivalent to $676.0 million) senior secured five-year term loan B-1 issued by MA FinanceCo., LLC, maturing in June 2025, is priced at EURIBOR plus 4.5% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 3.0%;

•
The $359.5 million senior secured seven-year term loan B-3 issued by MA FinanceCo., LLC, maturing in June 2024, is priced at LIBOR plus 2.75% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%;

•
The $633.7 million senior secured five-year term loan B-4 issued by MA FinanceCo., LLC, maturing in June 2025, is priced at LIBOR plus 4.25% (subject to a LIBOR floor of 1.00%) with an original issue discount of 2.5%;

•
The $2,427.9 million senior secured seven-year term loan B issued by Seattle SpinCo, Inc., maturing in June 2024, is priced at LIBOR plus 2.75% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%; and

•
The €442.2 million (equivalent to $510.9 million) senior secured seven-year term loan B issued by MA FinanceCo., LLC, maturing in June 2024, is priced at EURIBOR plus 3.00% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 0.25%.

The following facilities were undrawn as at October 31, 2021:

•
A senior secured revolving credit facility of $350.0 million (“Revolving Facility”), with an interest rate of 3.25% above LIBOR on amounts drawn (and 0.5% on amounts undrawn) thereunder (subject to a LIBOR floor of 0.00%).

At October 31, 2021, none of the Revolving Facility was drawn (October 31, 2020: $nil), together with $4,608.0 million of term loans giving gross debt of $4,608.0 million drawn.

On January 17, 2022, the Group announced the refinancing of $1.6 billion of existing term loans. This refinancing comprised a €750 million and a $750 million Senior Secured Term Loan B. The new 5-year Facilities have been used by the Group to fully refinance its existing Senior Secured Term Loan B Euro facility issued by MA FinanceCo., LLC due June 2024 as well as partially refinance the existing Senior Secured Term Loan B USD facilities issued by Seattle SpinCo, Inc., ($750 million refinanced, $1,678 million remaining) and MA FinanceCo., LLC, ($359.5 million B-3 fully replaced by additional Euro borrowing) due June 2024.

The new 5-year Facilities incurs interest at 4.00% above EURIBOR (subject to 0% floor) at an original issue discount of 0.5% on the Euro denominated tranche, and 4.00% above SOFR and CSA (subject to 0.5% floor) at an original issue discount of 1.0% on the US dollar denominated tranche. This represents an increase in annualised interest costs of approximately $23.0 million.

The following covenants related to net leverage apply to the Group’s term-loan borrowing facilities:

•
The Revolving Facility is subject to a single financial covenant, only in circumstances when more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. Throughout the year the applicable covenant threshold was 3.85x, however no test was applicable at October 31, 2021 or any previous test date, as the facility was not drawn in excess of the 35% threshold. This facility has been amended post year end with the facility reduced to $250 million and with maturity extended until December 2026, subject to tests for the term loan maturities in June 2024 and June 2025. The amended facility is subject to a covenant test when more than 40% of the revolving credit facility is outstanding at a fiscal quarter end with a 5.00x net leverage covenant being applied.

•
Additional debt repayments when the Group’s net leverage at October 31, exceeds 3.00x, when 25% of excess cash flow for the year is required to be paid, and 3.30x, when 50% of excess cash flow for the year is required to be paid

•
Net proceeds from divestitures in excess of $45 million are required to be used to make debt repayments. When the Group’s net leverage exceeds 3.00x, 100% of net proceeds must be used for debt repayments. When net leverage is below 3.00x, 50% of net proceeds must be used to make a debt repayment; however no further debt repayment is required once repayment reduces net leverage below 2.50x on a pro forma basis therefore use of excess disposal proceeds at this point is at the Group’s discretion; and

•	An additional 25 basis points of margin is required to be paid on the term loans maturing in June 2024 when net leverage exceeds 3.00x. The Group is currently paying this margin.

These covenants are not expected to inhibit the Group’s future operations or funding plans.

Net leverage is defined as net debt (see note 24)/Adjusted EBITDA (see note 1). The credit facility agreements apply frozen GAAP for IFRS 16 and allows certain expected cost savings to be included in the measurement therefore the calculated value differs from that using net debt/Adjusted EBITDA as presented in this annual report. The difference has not exceeded 0.20x during the current period.

In addition to the net leverage related payments the Group’s borrowing arrangements include annual repayments of 1% of the initial par value for the B-3, Seattle Spinco and Euro term B loans and 2.5% of the initial par value for the B-1 and B4 loans with the amount paid in four equal quarterly instalments and then a final balloon payment on maturity.

The movements on the Group loans in the year were as follows:

	term loan B-1 EUR	term loan B-2 USD	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2
Draw downs	-	-	-	-	-	-	-	-
Repayments	(17.9)	-	(8.7)	(16.3)	(58.4)	(12.8)	-	(114.1)
Foreign exchange	(6.4)	-	-	-	-	(4.7)	-	(11.1)
At October 31, 2021	676.0	-	359.5	633.7	2,427.9	510.9	-	4,608.0

At November 1, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0
Draw downs	665.8	-	-	650.0	-	-	175.0	1,490.8
Repayments	-	(1,414.7)	-	-	-	-	(175.0)	(1,589.7)
Foreign exchange	34.5	-	-	-	-	22.6	-	57.1
At October 31, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2

The maturity of borrowings can be seen in note 24, “Financial risk management and financial instruments”.

Assets pledged as collateral
An all assets security has been granted in the US and England & Wales by certain members of the Micro Focus Group organized in such jurisdictions, including security over intellectual property rights and shareholdings of such members of the Micro Focus Group.